UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	November 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 99.89%
Corporate-Backed Revenue Bonds – 3.28%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	1,695,000	$1,696,593
Laurentian Energy Authority Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	743,445
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7
4.50% 10/1/37 (AMT)	1,025,000	1,027,973
		3,468,011
Education Revenue Bonds – 15.70%
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	325,859
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy) Series A
5.50% 8/1/36	420,000	458,884
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	567,985
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	532,119
Minnesota Colleges & Universities Revenue Fund
Series A 4.00% 10/1/18	1,000,000	1,113,170
Series A 5.00% 10/1/28	1,000,000	1,120,610
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,103,720
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	272,195
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	776,227
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	489,031
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	359,109
Series 6-U 4.50% 10/1/23	265,000	293,628
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,084,810
(University of St. Thomas)
Series 6-X 5.00% 4/1/24	1,000,000	1,091,570
Series 7-U 4.00% 4/1/26	1,400,000	1,525,552
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 4.15% 9/1/24	600,000	608,184
University of Minnesota
Series A 5.00% 12/1/23	1,000,000	1,189,600
Series A 5.25% 12/1/28	750,000	893,310
Series D 5.00% 12/1/26	1,000,000	1,171,780
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,613,430
		16,590,773

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Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds – 6.82%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	$1,267,189
Series E 5.00% 1/1/23	1,000,000	1,156,250
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,100,000	1,145,089
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	580,260
Series A 5.00% 10/1/30	240,000	276,984
Northern Municipal Power Agency Electric System
Revenue
Series A 5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,091,430
Series A 5.00% 1/1/25	200,000	235,538
Western Minnesota Municipal Power Agency Supply
Revenue
Series A 5.00% 1/1/33	1,250,000	1,457,887
		7,210,627
Healthcare Revenue Bonds – 37.69%
Anoka Health Care Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34	750,000	804,855
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	1,175,000	1,406,804
5.00% 11/1/25	250,000	296,965
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	135,630
Series A 5.00% 4/1/40	125,000	125,245
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	818,685
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	514,850
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	279,952
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	770,000	784,353
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	300,000	297,663

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	$1,767,345
Series B 6.50% 11/15/38 (ASSURED GTY)	1,730,000	2,028,131
Minneapolis National Marrow Donor Program Revenue
5.00% 8/1/17	1,205,000	1,297,628
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,152,950
Minnesota Agricultural & Economic Development Board
Revenue
(Essentia Remarketing) Series C-1
5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,891,375
Moorhead Economic Development Authority Multifamily
Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	475,769
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	1,064,874
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30 ●	500,000	558,205
Series C 4.50% 11/15/38 ●	4,160,000	4,830,010
(Olmsted Medical Center Project)
5.00% 7/1/19	415,000	475,436
5.125% 7/1/20	1,000,000	1,124,240
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,140,709
Series A 6.125% 9/1/30	845,000	871,939
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	580,853
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/16	500,000	532,330
Series A 5.125% 5/1/30	3,320,000	3,721,023
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,131,440
Series C 5.625% 7/1/26	2,500,000	2,773,525
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,288,660

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Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Gillette Children’s Specialty Project)
5.00% 2/1/20	500,000	$501,770
5.00% 2/1/27	1,000,000	1,060,140
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A
6.25% 8/1/30	1,000,000	1,066,020
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	515,935
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	506,285
		39,821,594
Housing Revenue Bonds – 1.38%
Minneapolis Multifamily Housing Revenue
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	1,120,000	1,122,083
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	330,000	330,630
		1,452,713
Lease Revenue Bonds – 5.26%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,262,789
Series A 5.00% 6/1/43	715,000	807,642
Series B 5.00% 3/1/21	250,000	299,233
Series B 5.00% 3/1/27	1,000,000	1,184,540
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,109,740
Virginia Housing & Redevelopment Authority Health Care
Facility Lease Revenue
5.25% 10/1/25	880,000	895,638
		5,559,582
Local General Obligation Bonds – 11.85%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	554,905
Anoka-Hennepin Independent School District No. 11
(School Building) Series A 5.00% 2/1/17	1,000,000	1,097,670
Duluth Independent School District No. 709
Series A 4.25% 2/1/20 (AGM)	1,710,000	1,859,899
Hennepin County
Series B 4.00% 12/1/20	500,000	575,045
Mankato Independent School District No. 77
(School Building) 4.125% 2/1/22	1,000,000	1,090,160

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/16	560,000	$593,410
Series C 5.00% 3/1/28	1,000,000	1,058,330
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,593,735
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,180,262
South Washington County Independent School District
No. 833 (School Building)
Series A 4.00% 2/1/22	750,000	799,020
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,121,720
		12,524,156
Pre-Refunded / Escrowed to Maturity Bonds – 3.42%
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21-15§	1,000,000	1,042,400
Minnesota Public Facilities Authority Water Pollution
Control Revenue
Series C 5.00% 3/1/18-15§	1,000,000	1,012,590
University of Minnesota
Series A 5.75% 7/1/16	1,000,000	1,085,550
Series A 5.75% 7/1/18	400,000	468,332
		3,608,872
Special Tax Revenue Bonds – 3.13%
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22 @	415,000	415,050
Minnesota 911 Revenue
(Public Safety Radio Communication System project)
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,304,620
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,121,610
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	468,036
		3,309,316
State General Obligation Bonds – 4.68%
Minnesota
5.00% 8/1/15	2,000,000	2,065,900
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	483,972
(Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,170,630
Series F 5.00% 10/1/22	1,000,000	1,229,540
		4,950,042

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Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 5.32%
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue
Series A 5.00% 1/1/22 (AMBAC)	1,260,000	$1,370,502
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,136,470
Series B 5.00% 1/1/26	710,000	821,435
Series B 5.00% 1/1/31	750,000	848,490
Series C 5.00% 1/1/21	275,000	319,591
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,122,620
		5,619,108
Water & Sewer Revenue Bond – 1.36%
St. Paul Sewer Revenue
Series D 5.00% 12/1/20	1,275,000	1,441,987
		1,441,987
Total Municipal Bonds (cost $99,515,976)		105,556,781

	Number of
	shares
Short-Term Investment – 0.51%
Money Market Mutual Fund – 0.51%
Minnesota Municipal Cash Trust	540,180	540,180
Total Short-Term Investment (cost $540,180)		540,180

Total Value of Securities – 100.40%
(cost $100,056,156)		106,096,961

Liabilities Net of Receivables and Other Assets – (0.40%)		(426,860)
Net Assets – 100.00%		$105,670,101

@	Illiquid security. At Nov. 30, 2014, the aggregate value of illiquid securities was $415,050, which represents 0.39% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2014. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

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(Unaudited)

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
HUD – Housing and Urban Development Section 8

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Notes
Delaware Tax-Free Minnesota Intermediate Fund	November 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Intermediate Tax-Free Funds - Delaware Tax-Free Minnesota Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2014:

	Level 1	Level 2	Total
Municipal Bonds	$—	$105,556,781	$105,556,781
Short-Term Investment	540,180	—	540,180
Total	$540,180	$105,556,781	$106,096,961

During the period ended Nov. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2014 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: